Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following data shows the amounts used in computing loss per share and the effect on income and the weighted average number of shares of dilutive potential common stock for the periods ended March 31, 2018 and 2017:

	Three Months Ended March 31
	2018	2017
Net Loss per Common Share – Basic and Diluted	$(.23)	$(.26)
Loss from continuing
Operations available to
Common stockholders (numerator)	$(1,170,876)	$(943,965)

Weighted average number of common shares Outstanding used in loss per share during the Period (denominator)	4,997,534	3,835,875

The following data show the amounts used in computing loss per share and the effect on income and the weighted average number of shares of dilutive potential common stock for the periods ended December 31, 2017 and 2016:

	Year Ended December 31
	2017	2016

Loss from continuing Operations available to Common stockholders (numerator)	$(4,577,516)	$(2,196,834)

Weighted average number of common shares Outstanding used in loss per share during the Period (denominator)	4,403,479	3,125,022